Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	847,600	847,600	847,600
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	6,646,432	12,206,768	23,806,883
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	1,937,065	1,339,621	3,100,000
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	12,130,033	16,769,906	7,563,502
US Warrants [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	0	2,065,070	2,065,070